ADVANCES TO SUPPLIERS	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
ADVANCES TO SUPPLIERS [Text Block]

NOTE 7 – ADVANCES TO SUPPLIERS

At January 31, 2018 and July 31, 2017, the Company had $933,599 and $1,168,867, respectively of outstanding advances to suppliers, which mainly represent interest-free cash deposits paid to suppliers for future purchases of raw materials. At January 31, 2018 and July 31, 2017, the advances to suppliers were net of a reserve of $1,523,450 and $1,404,565, respectively.

NOTE 6 – ADVANCES TO SUPPLIERS

As of July 31, 2017 and 2016, the Company had $1,168,867 and $4,594,299, respectively of outstanding advances to suppliers, which mainly represent interest-free cash deposits paid to suppliers for future purchases of raw materials. During the year ended July 31, 2017, the Company provided a reserve of $1,404,565 against certain advances that were made in 2015 for the manufacture of power station components. In 2016, the Company obtained some of the components but returned them after the related contracts were cancelled. At July 31, 2017, the Company reviewed its expectations for future use of these items, and based on its internal forecasts of customer demand, the Company does not anticipate it will enter projects in the next 12 months that will require these parts. Although Company management believes such prepaid advances will ultimately be realizable, a reserve for this amount was established at July 31, 2017.